Allianz Life Insurance Company of North America

Erik Nelson
Associate General Counsel, Senior Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-7453
Erik.Nelson@allianzlife.com
www.allianzlife.com

PRE-EFFECTIVE AMENDMENT FILING
August 4, 2021
Mr. Mark Cowan, Senior Counsel Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office 100 F Street NE
Washington, DC 20549-8626
Re:	Allianz Life Insurance Company of North America Initial Registration Statement on Form S-1
File No. 333-255386
Allianz Life Insurance Company of North America Allianz Life Variable Account B
Initial Registration Statement on Form N-4 File Nos. 333-255394 and 811-05618
Mr. Cowan:
We received written comments from you on June 17, 2021, and additional comments on July 19, 2021; July 27, 2021; July 28, 2021; August 2, 2021; and August 3, 2021, with respect to Registrants’ above referenced Initial Registration Statements filed on April 20, 2021.
This filing reflects changes for all of your comments on both Initial Registration Statements. Both Registration Statements use the same prospectus. An examiner copy of the filing will be forwarded by email, to include the response letter, and a blackline of the prospectus changes.
COMMENTS RECEIVED ON JULY 19, 2021, JULY 27, 2021, JULY 28, 2021, AUGUST 2, 2021, AND AUGUST 3, 2021
GENERAL
1.
Please clarify throughout the prospectus where ever the deduction of a withdrawal is adjusted on proportionate basis, rather than dollar for dollar basis. For example, in section 1, The Contract – Investment Advisory Fees, you state that advisory fees reduce the Charge Base, Index Option Base, Index Option Value and Variable Account Value proportionately. Please make this clear earlier on and provide examples. Also, in section 5, Valuing Your Contract Value - Market Value Adjustment please clarify if a withdrawal reduces the Annual Contribution Amount on a proportionate or dollar for dollar basis.

Response:
1.	We revised the prospectus to clarify where deductions are proportionate or dollar for dollar as requested. We have the following examples showing the impact of withdrawals in the prospectus:
•	an example of the deduction for investment advisory fees on the Contract Value, Cash Value, and Guaranteed Death Benefit Values in section 1.
•	an example of the impact of a partial withdrawal on the Index Option Value and Index Option Base in section 5.
•	an example of how we determine the MVA on a partial withdrawal, which includes the impact of the partial withdrawal on the Annual Contribution Amounts, in section 5.
•	an example of how we calculate the Charge Base, including the impact of a partial withdrawal, in section 6.
•	an example showing the impact of an Excess Withdrawal on the Contract Value, Cash Value, Guaranteed Death Benefit Values, and next year’s annual maximum Income Payment in section 9.
COVER PAGE
2.
In the table at the top of page 1 in the Standard Annuity Features column, please clarify the free withdrawal privilege is up to 10% of your total Annual Contribution Amounts each Index Year without incurring an MVA.

3.	Please add the text from the following two bullets to the Cover Page.
Please also explain how the Daily Adjustment cannot result in a loss of -100% given the deductions noted in the next sentence. Also explain why you can’t specify the maximum Daily Adjustment loss before charges. These comments also apply to the Summary, Purchasing a Contract: Key Features at a Glance - Daily Adjustment; and Risk Factors – Risk of Negative Returns
•
We apply a Daily Adjustment if before the Term End Date you take a full or partial withdrawal, or when we deduct Contract fees, expenses, or investment advisory fees you authorize your Financial Professional’s firm to receive from the Contract. All withdrawals you take are subject to the Daily Adjustment, even MVA-Free Withdrawals.

•
In extreme circumstances the Daily Adjustment could result in a loss beyond the protection of the Buffer or Floor, but it cannot result in a total loss of -100%. Such losses will be greater if the amount withdrawn is also subject to a negative MVA, or is a deduction of Contract fees, expenses, and investment advisory fees that you authorize your Financial Professional’s firm to receive from the Contract.

Responses:
2.	Revised as requested.

3.	We added text for the two bullets as requested.
The Daily Adjustment cannot result in a loss of -100% plus a negative MVA and deductions for Contract fees and expenses. The MVA has a limit of 10% of the Contract Value on a full withdrawal. For example, assume Contract Value after negative Daily Adjustment was $1,000 and an Owner requested the maximum negative MVA we could apply is -$100, providing the owner with $900. Similarly, the product and rider fees are assessed against the Charge Base, which is the Contract Value on the previous Quarterly Anniversary. As negative returns reduce the Contract Value, they also decrease the amount of the fees that we accrue on a daily basis.
We will specify the maximum loss for the Daily Adjustment in the Fee Tables as requested.
GLOSSARY
4.	Guaranteed Death Benefit Value. Please add “These deductions will, however, reduce the Contract Value we use to calculate the Maximum Anniversary Value.”
Response:
4.	Revised as requested.
SUMMARY
5.	Bar Chart Examples of the Crediting Methods Performance. Please clarify the examples do not reflect withdrawals taken before the Term End Date.
6.
When Does Allianz Establish the Values Used to Determine Index Credits? The text added to the gray box is not a bailout provision. The amount returned on bailout should be without Daily Adjustment or MVA. You need to give Owners a certain period after rates are provided to get out if the rates are unacceptable. Please clarify that initial rates will be available for review at least seven calendar days before the Index Effective Date. Please also add disclosure notifying investors of the risk that choosing to defer the Index Effective Date means initial rates may change from values that were available on the Issue Date, and their responsibility to review initial rates for any such changes.

Additional comments: Please clarify if the rates available for review on the Issue Date are the rates an investor receives if they choose the earliest Index Effective Date. Please clarify that rates can change as frequently as every 7 days, and what happens if an investor cancels the contract after the free look period if they find initial rates unacceptable. Please state any fees, charges, MVA or Daily Adjustment that may apply in this situation. Please also add this disclosure to the Risk Factors section under Changes to Declared Protection Strategy Credits (DPSCs), Precision Rates, Caps, Participation Rates, Buffers, and Floors; and to section 3, Purchasing the Contract - Allocation of Purchase Payments and Contract Value Transfers.
7.
What Are the Different Values Within the Contract? Confirm all these deductions to Index Option Value and Index Option Base are on dollar for dollar basis or state that there are adjusted proportionately in the definitions of these terms.

8.	How Does the Income Benefit Work?

a.	Explain what you mean by "directly" in the following sentence.
Deductions we make for Contract fees, expenses, and investment advisory fees that you authorize your Financial Professional’s firm to receive from the Contract do not directly reduce the Maximum Anniversary Value.
If the effect is described in second bullet of gray box below, move it here.
b.	Please provide a draft of the initial Income Benefit supplement with the pre-effective amendment.
9.	What Happens During the Income Period? What does "this also reduces" refer to in the following.
•
The Contract Value decreases on a dollar for dollar basis with each Income Payment, Excess Withdrawal, and deductions we make for Contract fees, expenses, and investment advisory fees that you authorize your Financial Professional’s firm to receive from the Contract. If your Contract includes the Maximum Anniversary Value Death Benefit, this also reduces the likelihood of locking in investment gains to your Guaranteed Death Benefit Value.

Please clarify if you mean the deductions noted in first sentence
Responses:
5.	Revised as requested.
6.	Revised as requested.
7.	Revised as requested.
8.a	We moved the effect described in the second bullet of the gray box as requested.
8.b	We confirm that the requested draft will be included in the pre-effective amendment.
9.	Revised as follows:
If your Contract includes the Maximum Anniversary Value Death Benefit, this decrease in Contract Value also reduces the likelihood of locking in investment gains to the Maximum Anniversary Value.
RISK FACTORS
10.	Liquidity Risks.
a.	Please add the following to this section.
However, there are also other factors influencing how much bond yields would have to drop or increase to reach the 10% MVA limit including any gains or losses in the Contract and corporate bond yields at the time each Annual Contribution Amount begins. For example, assume you purchase a Contract with a single Purchase Payment of $100,000 allocated to one Index Option, the Issue Date is the Index Effective Date, the

initial bond yield is 3%, and you take no partial withdrawals. On the second Index Anniversary, the Contract Value has decreased to $90,000 and you request a full withdrawal. The maximum negative MVA of ‑10% of Contract Value would occur if bond yields increased by 1.96% or more. If instead you wait and take a full withdrawal on the sixth Index Anniversary when the Contract Value has increased to $120,000, the maximum negative MVA of -10% of Contract Value would occur if bond yields increased by 14.04% or more.
b.	Please verify if “may” should instead be “will” in the following sentence.
This may include amounts you previously withdrew as an MVA-Free Withdrawal.
11.	Income Benefit Risks. Please verify if “take” should instead be “took” in the following sentence.
If you choose the Level Income payment option and meet the age requirements stated in section 9, Calculating Your Income Payments, your initial annual maximum Income Payment will not be less than the Level Income Guarantee Payment Percentage multiplied by your total Purchase Payments adjusted for withdrawals you take.
Response:
10.a	Revised as requested.
10.b	After further consideration, we have replaced this disclosure with the following:
On a full withdrawal your total Annual Contribution Amounts may be greater than your Contract Value because the following reduce your Contract Value, but do not reduce your Annual Contribution Amounts: prior MVA-Free Withdrawals; deductions we make for Contract fees, expenses, or investment advisory fees you authorize your Financial Professional’s firm to receive from the Contract; and/or poor performance.
We made this same change to the disclosure in the Valuing Your Contract section, Market Value Adjustment.
11.	We changed “take” to “took”.
FEE TABLES
12.
Please add the maximum negative MVA to the introductory text in the Fee Tables. You can add a footnote indicating the MVA could also be positive. Please also add the maximum negative Daily Adjustment for each Buffer and Floor option to the Fee Tables in the Owner Transaction Expenses section.

Responses:
12.
We respectfully submit that the MVA and the Daily Adjustment are not fees or charges under the Contract and therefore should not be included in the fee table section (or otherwise presented as a fee or charge in the prospectus). Rather, the MVA and the Daily Adjustment represent the methodology by which we calculate the present value of the Contract Owner’s investment, and this valuation methodology may result in a positive, negative, or zero adjustment, depending upon market conditions. We also submit that the risk of loss associated with the MVA and the Daily Adjustment are clearly and prominently disclosed throughout the prospectus. Adding the MVA and Daily Adjustment to the fee table would not only mischaracterize the MVA and Daily Adjustment as a charge, but could be confusing to investors.
Although we contest that the MVA and Daily Adjustment are not fees or charges under the Contract, we have added the requested information to the Fee Tables section.
THE CONTRACT
13.	Investment Advisory Fees. Please disclose any compensation a Financial Professional may receive from the Company along with the conflict of interest this may create.
Response:
13.	We added the following to this section:
We do not pay sales commissions in connection with sales of the Contract. However, Financial Professionals and their managers may be eligible for various benefits such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with our principal underwriter, Allianz Life Financial Services, LLC.
VALUING YOUR CONTRACT
14.	Market Value Adjustment.
a.	Please change “may” to “will” as indicated below. Also, please clarify in the text below that deductions for contract fees, charges, and advisory fee are not subject to MVA upon full withdrawal.
If you take a full withdrawal you will be subject to an MVA on any Annual Contribution Amounts that are still within the seven Index Year MVA period. This may include amounts you previously withdrew as an MVA-Free Withdrawal.
The disclosure below seems to suggest that deductions for contract fees, charges, and advisory fee are subject to MVA only full withdrawal. Please make disclosure clear throughout.
However, we do not reduce Annual Contribution Amounts for MVA-Free Withdrawals, or deductions we make for Contract fees, and expenses, or investment advisory fees you authorize your Financial Professional’s firm to receive from the Contract.
These comments also apply to the text in gray box on page 63.
b.	Please change “take” to “took” in this sentence:
On the Index Effective Date we establish the first Annual Contribution Amount, which is all Purchase Payments received on or before that date adjusted for withdrawals you take.
Responses:
14.a	We revised this disclosure as indicated in response 10.b.
14.b	Revised as requested.
INCOME BENEFIT
15.	Excess Withdrawals. Please revise the following sentence for accuracy. It appears some words are missing.
If partial Excess Withdrawals reduce your annual maximum Income Payment to less than $100, we send you the and Excess Withdrawals during the Income Period while your Contract Value is positive.
16.	Income Multiplier Benefit. Please clarify that the income multiplier factor and income multiplier benefit wait period are stated in the Income Benefit Supplement
Response:
15.	Revised as follows:
If partial Excess Withdrawals reduce your annual maximum Income Payment to less than $100, we send you the Cash Value, which will cause Income Payments to stop and the Contract to end.
16.	Revised as requested.
******************
COMMENTS RECEIVED ON JUNE 17, 2021
GENERAL
1.
Please confirm that all missing information, including all financial statements and exhibits, will be filed in a pre-effective amendment to the registration statements. We may have further comments when you supply the omitted information.

2.
Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any Contract features or benefits, or whether the Company will be solely responsible for any benefits or features associated with the Contract.

3.
On the facing page of the S-1 registration statement, please change the title of securities to "An individual flexible purchase payment index-linked and variable deferred annuity contract and interests therein.”

4.
Please confirm that all disclosure reflects the currently effective provisions of the Coronavirus Aid, Relief, and Economic Security (CARES) Act, the COVID-Related Tax Relief Act of 2020, and the Setting Every Community Up for Retirement Enhancement (SECURE) Act and American Rescue Plan, as applicable.

Responses:
1.	Confirmed.
2.	The Company will be solely responsible for any benefits or features associated with the Contract.
3.	Revised as requested.
4.	Confirmed.
COVER PAGE
5.
Please revise the disclosure to clarify what constitutes an early withdrawal (i.e., a withdrawal during the seven-year period after a purchase payment is made (MVA Period)). Also, please state that the loss from each MVA can be up to 10% of the purchase payments withdrawn.

6.	In the “Crediting Method Highlights” table, please clarify the definition of “Buffers” for the Index Precision Strategy by adding “… before you [the investor] receive a negative Credit.”
7.
Please revise the fourth sentence of the first paragraph on page 2 as follows, if true, “Your Contract Value is the value of your Purchase Payments based on the returns of your selected Index Options and the AZL Government Money Market Fund reduced for Contract fees, expenses, deduction of advisory fees and withdrawals including any Market Value Adjustment (MVA).”

8.
Please make the following revisions to the last sentence of the first paragraph on page 2: “An MVA is a positive or negative adjustment to Contract Value if you take a full or partial withdrawal, begin annuity payments, or we pay a death benefit within the seven-year MVA period.” Also, please provide a plain English explanation of a “positive or negative” adjustment.

9.
Please disclose all types of withdrawals and deductions made from the Index Options before an Index Term End Date that will be subject to the Daily Adjustment and the maximum amount of loss an investor can incur for each strategy where the Credit can be negative. Please also note that such losses will be greater due to the MVA and the deduction of Contract fees and charges and advisory fees.

10.
The disclosure notes in the third full paragraph on page 3 that if “you authorize your Financial Professional’s firm to receive investment advisory fees deducted from your Contract ... the deduction of these investment advisory fees ... does not reduce your guaranteed values or lifetime payments….” Please specify the "guaranteed values" (e.g., the Traditional Death Benefit and Maximum Anniversary Value Death Benefit). Please also clarify that by lifetime payments the Company is referring to Income Payments.

11.
The second sentence of the seventh full paragraph on page 3 states, “Joint Income Payments may not be available if the age difference between spouses is too great as stated in section 2, Eligible Person(s) and Covered Person(s).” For clarity, rather than cross-referencing, please state the age difference between the spouses that is too great to be eligible for Joint Income Payments.

Responses:
5.	Revised as requested.
6.	Revised as requested.
7.	Revised as requested.
8.	Revised as follows:
An MVA can increase or decrease your Contract Value based on changes in interest rates if you take a full or partial withdrawal, begin annuity payments, or we pay a death benefit within the seven-year MVA period.
9.
We believe that this disclosure is too extensive for the Cover Page. However, we have added the following to the Daily Adjustment row of the Purchasing a Contract: Key Features at a Glance table in the Summary section.

•
We apply a Daily Adjustment if before the Term End Date you take a full or partial withdrawal, or when we deduct Contract fees, expenses, or investment advisory fees you authorize your Financial Professional’s firm to receive from the Contract. All withdrawals you take are subject to the Daily Adjustment, even MVA-Free Withdrawals.

•
In extreme circumstances the Daily Adjustment could result in a loss beyond the protection of the Buffer or Floor, but it cannot result in a total loss of -100%. Such losses will be greater if the amount withdrawn is also subject to a negative MVA, or is a deduction of Contract fees, expenses, and investment advisory fees that you authorize your Financial Professional’s firm to receive from the Contract.

10.	Revised as requested.
11.	Revised as requested.
GLOSSARY
12.
Business Day. Business Day is defined as each day the New York Stock Exchange is open for trading except, with regard to the AZL Government Money Market Fund, when it does not value its shares. Please delete the highlighted disclosure or revise for accuracy.

13.
Cash Value. The disclosure states Cash Value is “Contract Value less any final product and rider fees, less any applicable contract maintenance charge, and adjusted for any MVA.” Also, specify advisory fees, if accurate.

14.	Charge Base. Please clarify whether the Charge Base reflects the deduction of advisory fees.

15.
Contract Value. Given that certain types of withdrawals and deductions do not appear to be adjustments for all purposes under the Contract, please specify all the withdrawals and deductions that reduce Contract Value. In addition, please revise the definition of Income Payment, Index Option Base, Index Option Value, and all other defined terms to make sure that the withdrawals and deductions that adjust these values are specified.

We note that in certain places in the prospectus, you note that the deduction of advisory fees from Contract Value does not impact certain benefits or transaction adjustments. However, there are other places where the treatment of advisory fee deductions is not addressed. Please revise all disclosure, including the defined terms in the Glossary to make clear how the deduction of advisory fees impact the applicable transaction or benefit (e.g., Index Option Value, Guaranteed Death Benefit Value, Income Payments, Index Option Base Level Income Guarantee Payment Percentage, and Maximum Anniversary Value).
16.	Increasing Income. Please specify that Income Payments only increase for positive Credits, if true.
17.	Index (Indexes). Please clarify that the Index (Indexes) are price return Indexes.
18.	Index Value. For the iShares MSCI Emerging Markets ETF, please specify that the price used is the closing market price.
19.
Market Value Adjustment (MVA). Please disclose whether a full surrender/withdrawal and required minimum distributions are subject to the MVA. This disclosure should also be added in the section entitled “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.”

20.	MVA-Free Withdrawals. Please specify all MVA-Free Withdrawals.
Responses:
12.	Deleted as requested.
13.
We revised the definition of Contract Value to clarify it reflects deduction of investment advisory fees that you authorize your Financial Professional’s firm to receive from the Contract. As Contract Value is the first component of Cash Value, we believe this resolves your comment.

14.	Revised as requested.
15.
We revised the definition of Contract Value to clarify it reflects deduction of investment advisory fees that you authorize your Financial Professional’s firm to receive from the Contract, and added the following:

All withdrawals you take reduce Contract Value, even MVA-Free Withdrawals.

We revised the prospectus to clarify where appropriate deduction of investment advisory fees an investor authorizes their Financial Professional’s firm to receive from the Contract:
•
Does not reduce Annual Contribution Amounts, free withdrawal privilege, total Purchase Payments adjusted for withdrawals used to determine the minimum initial Income Payment under the Level Income payout option, or the Guaranteed Death Benefit Value.

•
Does not directly reduce Income Payments or the Maximum Anniversary Value. However, deduction of investment advisory fees does reduce the Contract Value used to calculate the initial annual maximum Income Payment and the Maximum Anniversary Value under the Maximum Anniversary Value Death Benefit.

•	Does reduce the Charge Base, Contract Value (and therefore, the Cash Value), Index Option Base, Index Option Value, and Variable Account Value.
16.	Revised to specify increases are based on positive Credits.
17.	Revised as requested.
18.	Revised as requested.
19.
We revised the MVA definition to clarify that full and partial withdrawals are subject to a MVA. The MVA definition states that MVA-Free Withdrawals are not subject to a MVA. The MVA Free-Withdrawal definition states that RMD payments are not subject to a MVA. The section entitled “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments” already includes the following disclosure:

RMD payments are not subject to an MVA, but they reduce the free withdrawal privilege amount during the Index Year.
20.	The definition already identifies all withdrawals that are not subject to an MVA:
MVA-Free Withdrawals include Income Payments, withdrawals you take under the free withdrawal privilege, and RMD payments you take under our minimum distribution program.
SUMMARY
21.	In describing the first phase of the Contract (Accumulation Phase), please clarify that Contract Value reflects the deduction of Contract fees and expenses and advisory fees.
22.	Purchasing a Contract: Key Features at a Glance.
a.	Daily Adjustment. The disclosure notes the Daily Adjustment could result in a loss beyond the protection of the Buffer or Floor. Please specify the maximum loss for each applicable strategy.

b.
Market Value Adjustment (MVA). Briefly describe the circumstances when the MVA will be positive and when it will be negative (e.g. if the corporate bond rate yield on the date of withdrawal is higher than the corporate bond rate yield on the date the purchase payment was made, the MVA will be negative and vice versa). Please also disclose the consequences of a positive or negative MVA on the amount received on a full or partial withdrawal, the death benefit, Income Payments and other applicable transactions.

c.
Free Withdrawal Privilege. The disclosure states that the free withdrawal privilege is, “Not available if you take a full withdrawal of your Cash Value.” Please clarify what this means (e.g., if an investor makes a full withdrawal, the investor will be subject to an MVA on the entire amount, even as to any free withdrawal amounts previously taken).

d.	Income Benefit. Please also state that the Income Benefit cannot be removed from the contract after issue. Please also add this disclosure to the Income Benefit Risks disclosure on page 30.
23.	Bar Chart Examples of the Crediting Methods Performance. Please clarify that the examples do not reflect deduction of the Contract fees and expenses and advisory fees.
24.
When Does Allianz Establish the Values Used to Determine Index Credits? The disclosure states that an investor can select an initial Index Effective Date up to and including the first Quarterly Contract Anniversary and that rates can change on seven days’ notice. Please specify any rights an investor has if the initial rate is not acceptable to the investor (e.g., a bailout right if certain target rates set by investor in the application are not met).

25.
What Are the Different Values Within the Contract? Please revise the first sentence of the third bullet point to state, “Your total Index Option Value is the sum of the values in each of your selected Index Options. Each Index Option Value includes any Credits from previous Term End Dates and the deduction of any previously assessed contract maintenance charge, product fee, rider fees, advisory fees, and other partial withdrawals and MVA.” Please also revise the next sentence to state, “Amounts removed from the Index Options during the Term for withdrawals (including any MVA) and Contract expenses and advisory fees do not receive a Credit on the Term End Date” In addition, the final sentence of the indented disclosure should be revised to state, “The Index Option Base is the amount you allocate to an Index Option adjusted for withdrawals (including any MVA), deduction of Contract fees and expenses, deduction of advisory fees, transfers into or out of the Index Option, and the application of any Credits.”

26.
The section entitled “What Is the Daily Adjustment?” notes that “a negative Daily Adjustment may cause you to realize loss of principal or previous earnings.” Specify the maximum amount of loss for each applicable strategy.

27.
What Happens During the Income Period? The disclosure states, “Income Payments and the Income Benefit may end prematurely if you take Excess Withdrawals.” Please clarify whether Income Payments and the Income Benefit will end if an investor takes any Excess Withdrawals or only if the Excess Withdrawal reduces Contract Value to zero, as suggested by later disclosure.

Responses:
21.	Revised as requested.

22.a
Under most circumstances, the maximum Daily Adjustment loss will not exceed the protection provided by the Buffer, or Floor. However, in extreme circumstances the Daily Adjustment could exceed the protection of the Buffer or Floor because it takes into account the estimated present value of the future Performance Credit. The estimated present value of the future Performance Credit varies based on market conditions and beginning proxy values which can change extensively within a Contract over time. Therefore, we cannot state with certainty what the maximum loss will be for each applicable strategy. However, we did revise the prospectus to indicate the Daily Adjustment cannot result in a loss of -100%. This response also applies to comment #26.

22.b          Revised as requested.
22.c          Revised as requested.
22.d          Revised as requested.
23.	Revised as requested.
24.	Revised as requested.
25.	Revised as requested.
26.	See response to comment #22.a.
27.	Revised as requested.
RISK FACTORS
28.
Please include a separate risk factor summarizing the risks relating to the deduction of third- party advisory fees from Contract Value. For example, because the death benefit is calculated based on the greater of Contract Value, Cash Value or Guaranteed Death Benefit Value, the deduction of advisory fees may affect the death benefit.

29.	Liquidity Risks.
a.	Please clarify the second paragraph as follows:
If you need to take a partial or full withdrawal during the MVA period, we apply an MVA unless the withdrawal is an MVA-Free Withdrawal. We also apply the MVA during the MVA period if you take Annuity Payments or if we pay a death benefit. While MVA-Free Withdrawals provide some liquidity, they are permitted in only limited amounts or in special circumstances. If you need to withdraw most or all of your Contract Value in a short period, you will exceed the MVA-Free Withdrawal amounts available to you and we will apply an MVA.
b.	In the third paragraph, please disclose how much bond yields would have to drop or increase to reach the 10% MVA limit.

c.	In paragraph eight, please revise the third sentence, if true, to add that required minimum distributions taken also will not be eligible for a Credit on the Term End Date.
d.
The last paragraph notes that Index Option Values may be transferred among the Index Options only on the Term End Date, otherwise assets can only be moved out of an Index Option by taking partial withdrawals, surrendering the Contract, or entering the Annuity Phase. Please use either full withdrawal or surrender consistently throughout the prospectus.

30.
Risk of Change to the Income Benefit Supplement Prior to the Issue Date. Please explain why this is a risk? The Income Benefit Supplement should be part of the prospectus that the investor gets before or at the time of purchase. Also, please note any Income Benefit Supplement should also be filed in the form N-4 registration statement, not just Form S-1.

31.	Risk of Investing in Securities. Please provide a reference to publicly available fund filing information on the iShares MSCI Emerging Markets ETF.
32.
Risk of Negative Returns. In the third and last sentences of the second paragraph, please add that the deduction of advisory fees reduces performance. Also, in the third sentence please specify the maximum loss for each strategy and state that losses will be greater due to the deduction of Contract fees and charges and advisory fees.

33.
Risks Associated with Performance Locks. With respect to the third bullet point, for clarity, please briefly explain the target Performance Lock. We note the first discussion of target Performance Locks occur twenty pages later.

34.	Substitution of an Index and Limitation on Further Investments.
a.
The disclosure notes that the Company may substitute a new Index for an existing Index if it determines in its sole discretion that the substitution is necessary. Given the potential adverse consequences to investors of an Index change, please delete the relevant disclosure or explain why it is appropriate for the Company to have unlimited discretion to change an Index.

b.
The disclosure also notes that the Company may also discontinue accepting new allocations into a specific Index Option at any time. Please explain basis for not allowing allocations into an Index Option offered in this prospectus, without amending the prospectus to delete the Option or delete the relevant disclosure.

35.
Changes to Declared Protection Strategy Credits (DPSCS), Precision Rates, Caps, Participation Rates, Buffers, and Floors. Please disclose how much in advance of Term End Date the renewal DPSCs, Precision Rates, Caps, and Participation Rates will be available and provide a link to the website when the rates can be found. Also, please revise the last sentence of the third paragraph to state that at the Term End Date, investors may also make a full withdrawal, which may be subject to an MVA.

36.
Our Financial Strength and Claims-Paying Ability. Please revise the last sentence of this paragraph to state, “that the assets in Separate Account IANA are also subject to our financial strength and claims paying ability.”

Responses:
28.	Revised as requested.
29.a          Revised as requested.
29.b	In general, as the time remaining in the MVA period drops, a more substantial bond yield change is required to reach the 10% MVA limit. We added this disclosure to the prospectus.
However, there are also other factors influencing how much bond yields would have to drop or increase to reach the 10% MVA limit including any gains or losses in the Contract and corporate bond yields at the time each Annual Contribution Amount begins. Due to these changing factors, we believe it is infeasible to state with certainty in the prospectus how much bond yields would have to drop or increase to reach the 10% MVA limit. For example, if an investor purchases a Contract with a single Purchase Payment of $100,000 allocated to one Index Option, the Issue Date is the Index Effective Date, the initial bond yield is 3%, and the investor takes no partial withdrawals. On the second Index Anniversary, the Contract Value has decreased to $90,000 and the investor requests a full withdrawal. The maximum negative MVA of -10% of Contract Value would occur if bond yields increased by 1.96% or more. If instead the investor waits and takes a full withdrawal on the sixth Index Anniversary when the Contract Value has increased to $120,000, the maximum negative MVA of -10% of Contract Value would occur if bond yields increased by 14.04% or more.
29.c          Revised as requested.
29.d
We changed “surrender” to “full withdrawal” throughout the prospectus with one exception. We use “surrender” in the Examples in the Fee Tables, but we also have clarifying language indicating “surrender” means “full withdrawal”.

30.
An investor receives a prospectus with the current Income Benefit supplement when they apply for a Contract. If we do not receive the initial Purchase Payment within 60 calendar days of the date the investor signed the application, and the Income Benefit Supplement terms have changed since this date, the investor will instead receive the Income Benefit Supplement terms that are in effect on the Issue Date instead of the terms that were in effect at the time of application. The investor bears the risk that if there is a more than a 60-day delay between the time they apply for the Contract and the Issue Date the Income Benefit Supplement terms may change and be less advantageous to them. We revised the prospectus to clarify this risk, and to add the N-4 File Number for the supplement.

31.	Revised as requested.
32.
We revised the third and last sentences of the second paragraph to clarify that deduction of advisory fees reduces performance. We added another sentence to the end of this paragraph to state the maximum negative Performance Credits. We also added a sentence to the end of this section to state the maximum potential loss for the Daily Adjustment.

33.	Revised as requested.

34.a
We note that the right to substitute an Index when “it is determined in our sole discretion that such substitution is necessary” is a right reserved to the Company in the Contract, and the Contract is subject to the review and approval of the state insurance regulators.

We also note that our competitor products have similar reserved rights. For example, the Equitable Structured Capital Strategies Series (File No. 333-253035) reserves “the right to substitute an alternative index prior to Segment Maturity if the publication of one or more Indices is discontinued or at our sole discretion we determine that our use of such Indices should be discontinued or if the calculation of one or more of the Indices is substantially changed” (emphasis added). The Brighthouse Shield Level Select Advisory Annuity (File No. 333-238215) similarly reserves to substitute a comparable index “If any Index is discontinued or, we determine that our use of such Index should be discontinued, or if the calculation of an Index is substantially changed” (emphasis added).
Nevertheless, we will add disclosure in the prospectus regarding our contractual right to “determine in our sole discretion that the substitution is necessary” to the effect that “It is our policy that we will exercise this discretion only to respond as we deem necessary to unanticipated events outside of our direct control. This might include other events similar to those listed above, other changes to the Index (such as name or ownership changes) that legally may be considered a substitution or that do not align with our business strategy or values, or a breach by the Index provider of the Index intent or performance expectations.”
34.b	If we discontinue accepting new allocations into a specific Index Option we will supplement the prospectus.
35.	Revised as requested.
36.	Revised as requested.
FEE TABLES
37.
Under transaction expenses, please show the MVA along with the maximum amount of the adjustment. The MVA is effectively a withdrawal charge. Please also revise the first sentence to state, “These tables describe the fees and expenses you pay when purchasing and owning and withdrawing from the Contract.”

38.
Please confirm supplementally that condensed financial information has not been provided for the subaccount offered under the Contract because such subaccount has not commenced operations as of the date of the prospectus. Alternatively, if the subaccount has been previously made available under any other contract offered through the same separate account (e.g., the other contract has the same subaccount option and same total separate account expense), then please include in the prospectus the accumulation unit values and number of accumulation units outstanding for the subaccount from the date of its inception (or for ten years, if less). See Instruction 1 to Item 4(a) of Form N-4.

Responses:
37.
We do not believe it is appropriate to include the MVA in the Fee Tables because it is an adjustment based on changes in corporate bond yields, and not a fee. Also, the MVA is not always negative; it can be zero, or positive. We also note that other products have not been required to include the MVA in the Fee Tables, even though it is characterized as a charge elsewhere in the prospectus (see, e.g., the CUNA Mutual Group Zone Income Annuity issued by Members Life Insurance Company (File No. 333-228894).

However, we did revise the first sentence of this section as requested.
38.
The subaccount for the AZL Government Money Market Fund has been previously made available under the Allianz Index Advantage Income Variable Annuity at the same total separate account expense so we added AUV information to the prospectus.

THE CONTRACT
39.
The disclosure states, “During the Annuity Phase we make regular fixed periodic Annuity Payments based on guaranteed period, the life of the Annuitant(s), or life with guaranteed period.” Please reconcile with the disclosure in the chart on page 16, which that states that five annuity options are available (i.e., guaranteed period, life, life with a guaranteed period, joint and last survivor, or joint and 2/3 survivor).

40.	Investment Advisory Fees.
a.
Please state that even if the Company does not treat the deduction of investment advisory fees as withdrawals for tax purposes, federal and/or state taxing authorities could determine that such fees should be treated as taxable withdrawals.

b.
The first three sentences of the second paragraph states, “Each investment advisory fee deduction is a percentage equal to the amount of the fee divided by the Contract Value. We determine the Contract Value at the end of the Business Day we deduct the fee after we process all other transactions. The amount of Contract Value available for deduction of investment advisory fees will be affected by the Daily Adjustment (which can be negative).” Please revise these sentences for plain English. Please also explain how and when the fee will be deducted (e.g., pro-rata from each Index Option on a quarterly basis).

c.	Please revise the last sentence of the second paragraph to state, “We will not pay any portion of the investment advisory fee that would exceed 1.5% of Contract Value in any Contract Year.”
d.
Please revise the first sentence of the third paragraph to state, if true, “This deduction for investment advisory fees will reduce your Contract Value by the amount withdrawn deducted on a dollar for dollar basis.” Please also include an example demonstrating the impact of advisory fee deductions over time on Contract Value. In addition, because death benefits could be paid based on Contract Value or Cash Value, please disclose the impact of the deduction of advisory fees on the death benefit.

e.
Please explain why, if you meet the noted requirements, the deduction of advisory fees does not reduce amounts available under only the company's minimum distribution program. Other disclosure suggests these deductions do not reduce minimum required distribution payments under any Qualified Plan. Please revise disclosure as appropriate. Please also clarify similar disclosure on page 60 in the section entitled “Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.”

f.	Please change “may” to “will” in the second sentence of the fourth paragraph of this section, if true.
g.
The next sentence states, “You should ask your Financial Professional about compensation they receive for this Contract.” Are Financial Professionals receiving any compensation from the Company? If so, this should be disclosed along with the conflict of interest this may create.

h.
Investment Advisory Fee Withdrawal Example. Please include an example if Contract Value or Cash Value is used to calculate the death benefit. The disclosure also notes that section 9, Income Benefit – Excess Withdrawals includes an example showing the impact of not authorizing your Financial Professional’s firm to receive investment advisory fees deducted from your Contract, and instead taking a $5,000 withdrawal and using that money to pay investment advisory fees to your Financial Professional. Please show this example using a $1,500 withdrawal (rather than $5,000) for a more appropriate comparison.

Responses:
39.	Revised as requested.
40.a          Revised as requested. We also made similar revisions to the Tax section.
40.b &
40.c          We replaced the second paragraph with the following:
The maximum investment advisory fee that we will pay to your Financial Professional’s firm in any Contract Year is 1.5% of Contract Value. Each time we deduct an investment advisory fee we determine its percentage by dividing the fee amount by the Contract Value determined at the end of the Business Day after we process all other transactions. We will not pay any portion of the investment advisory fee that would exceed 1.5% of Contract Value in any Contract Year. For example, assume your Financial Professional’s firm requests fee payment twice a year. If the first fee is $700 and your Contract Value after processing all other transactions is $100,000, this fee is 0.7%. This leaves 0.8% (1.5% - 0.7%) available for payment of the second fee. The amount of Contract Value available for deduction of investment advisory fees will be affected by the Daily Adjustment (which can be negative).
40.d
Revised the third paragraph to clarify the Contract Value deduction is dollar for dollar. We also revised the example at the end of this section to show the impact of deducting advisory fees for the first three years on Contract Value, Cash Value, and the death benefit.

40.e
We revised the prospectus to indicate deductions we make for investment advisory fees are not considered to be an RMD payment. However, because Contract Value is one of the components we use to calculate RMD payments, deductions we make for investment advisory fees may reduce an investor’s RMD payments.

40.f                        Revised as requested.
40.g
As stated in section 12, Other Information – Distribution, we do not pay sales commissions in connection with sales of the Contract. However, Financial Professionals and their managers may be eligible for various benefits such as production incentive bonuses, insurance benefits, and non-cash compensation items. Because we designed the Contract for people who are receiving ongoing investment advice from third-party Financial Professionals who may charge an investment advisory fee for their services, investors may be subject to these as well. However, we do not set these investment advisory fees or receive any part of them. This is a general disclosure that we believe still applies even though we don’t pay a sales commission.

40.h          Revised as requested.
OWNERSHIP, ANNUITANT, DETERMINING LIFE, BENEFICIARY, AND PAYEE
41.	Annuitant. In the “Upon the Death of a Sole Owner” table, please cross reference where the annuity options are identified.
Response:
41.	Revised as requested.
PURCHASING THE CONTRACT
42.
Allocation of Purchase Payments and Contract Value Transfers. Please revise the last sentence of the fifth paragraph to state, “Changes to your allocation instructions will transfer existing Index Option Values on the Term End Date.”

Response:
42.	Revised as requested.
VALUING YOUR CONTRACT
43.	In the second table related to Index Option Values and subsequent disclosure, please revise the disclosure related to contract expenses to reflect the deduction of advisory fees.
44.	Determining Index Option Values. Please provide an example showing impact of partial withdrawals and deductions of contract expenses and advisory fees on Index Option Base and Index Option Value.

45.	Market Value Adjustment (MVA).
a.	Please disclose if Income Payments taken with seven Index Years of the establishment of Annual Contribution Amount are subject to the MVA.
b.	The last sentence of the third paragraph states, “The free withdrawal privilege is not available on a full withdrawal.” Please explain what this means.
c.
The fifth sentence of the fourth paragraph states, “Each additional Annual Contribution Amount is equal to the Purchase Payments received after the last established Annual Contribution Amount up to and including the current Index Anniversary adjusted for withdrawals.” Please disclose what the Company means by adjusted for withdrawals in this paragraph.

d.
In the table explaining the calculation of an MVA on a partial withdrawal, the staff was not able to replicate the calculations in the examples shown in step 4. For example, (2% ÷ 2.50%) 4 – 1 does not equal -1.94%. It equals -.5904. Please review for accuracy and revise as appropriate.

e.
In the shaded box on page 56, please make clear in the first bullet point that upon full withdrawal the Company will assess an MVA on these amounts not previously subject to an MVA, if true. In addition, the last bullet point states, “For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.” Please disclose how this affects the MVA and provide an example.

Responses:
43.	Revised as requested.
44.	Revised as requested.
45.a	The third paragraph of this section states in bold:
We do not apply an MVA to MVA-Free Withdrawals; to deductions for Contract fees, expenses, or investment advisory fees you authorize your Financial Professional’s firm to receive from the Contract; or if you cancel your Contract within the free look period.
As stated in the definition of MVA-Free Withdrawals in the Glossary, Income Payments are a withdrawal that is not subject to a MVA. This information is repeated in the Market Value Adjustment row of the Purchasing a Contract: Key Features at a Glance table in the Summary section.

45.b
The free withdrawal privilege allows an investor to withdraw up to 10% of the total Annual Contribution Amounts each Index Year without incurring a MVA. However, if an investor takes a full withdrawal we do not reduce the amount that is subject to a MVA for the amount provided by the free-withdrawal privilege. To address this we added the following after this sentence:

If you take a full withdrawal you will be subject to an MVA on any Annual Contribution Amounts that are still within the seven Index Year MVA period. This may include amounts you previously withdrew as an MVA-Free Withdrawal. This means that upon a full withdrawal, we may apply an MVA to more than the amount withdrawn.
45.c
Some withdrawals do not reduce the Annual Contribution Amounts, some reduce the Annual Contribution Amounts on a dollar for dollar basis, and some withdrawals may reduce the Annual Contribution Amounts by more or less than the amount requested if the withdrawal is subject to an MVA. This is why we use the term “adjusted”. We added disclosure and modified the MVA calculation example to clarify this. The example shows a $70,000 partial withdrawal that reduces the $100,000 Annual Contribution Amounts by $60,919.55.

45.d          Reviewed and revised as requested.
45.e
Revised the first bullet as requested. In regard to the last bullet, how a partial withdrawal is treated for tax purposes has no impact on the MVA. It solely impacts how an investor will be taxed on a partial withdrawal.

EXPENSES
46.
Annual Contract Fees: Product and Rider Fees. In this section, please also add disclosure regarding the deduction of advisory fees and its impact. In the first bullet point on page 58, the disclosure states, “If you take a full withdrawal of the Cash Value, we deduct the final accrued product and rider fees before processing the withdrawal.” Is "of Cash Value" needed, since Cash Value is the net amount after these adjustments? This comment is applicable to similar disclosure in the section entitled “Access to Your Money” on page 59. In addition, the third bullet point references death benefit payment Option A and Annuity Payments under death benefit payment Option C. Please cross reference where these options are described.

47.
AZL Government Money Market Fund. Please delete the sentence that states, “The AZL Government Money Market Fund provided us with the expense information in this prospectus and we did not independently verify it.” The AZL Government Money Market Fund is an affiliated fund, and the Company cannot disclaim responsibility for the accuracy of the information.

Responses:
46.	Revised as requested.
47.	Revised as requested.

THE ANNUITY PHASE
48.
Calculating Your Annuity Payments. Consistent with earlier disclosure, please disclose that the 1‑year Term Index Options are not subject to a Daily Adjustment because the Annuity Date must be the Term End Date. Please also clarify what the Company means by the statement that the contract maintenance charge is deducted proportionately from each Annuity Payment.

49.
When Annuity Payments Begin. The disclosure notes three outcomes related to when the Company converts Income Payments to Annuity Payments. Please clarify if these provisions apply regardless of Annuity Option chosen.

Responses:
48.	Revised as requested.
49.	We revised the existing disclosure to indicate that if an investor selects Annuity Options A, C, or G, we do not convert Annuity Payments to Income Payments.
INCOME BENEFIT
50.	Please include a brief summary of the Income Benefit.
51.	Please state that the Income Benefit Date must be an Index Anniversary as noted in the definition of the term.
52.	Calculating Your Income Payments.
a.
Please revise the last sentence on page 63 to state, “This means you may not receive the full benefit of the Buffer and Cap, if applicable, that you would have received if you had waited until the Term End Date to begin Income Payments.”

b.
Please revise the last sentence on page 64 to state, “However, if your actual Income Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Payment, and not an Excess Withdrawal and not subject to the MVA.”

53.	Excess Withdrawals.
a.
The disclosure notes that any partial Excess Withdrawal must comply with the restrictions in section 7, Access to Your Money and the following provisions. Please disclose these restrictions here rather than providing a cross-reference.

b.	Please show the effect of the MVA in the Excess Withdrawal Example.

54.	Automatic Annual Income Payment Increases.
a.
The disclosure states, “When calculating this payment increase we use the Contract Value determined at the end of the Business Day after we deduct the product fee, rider fee, and contract maintenance charge and apply any Credits, but before we make any Income Payments or deduct Excess Withdrawals.” The disclosure also states, “Payment increases are not likely under this payment option, especially in later Income Benefit Years, because only the Index Protection Strategy with DPSC and Index Protection Strategy with Cap are available (which have the lowest return potential) and your performance has to be greater than the Income Payments, any Excess Withdrawals, and Contract fees and expenses.” These two sentence appear to conflict. Please reconcile and provide an example.

b.	The fourth bullet point on page 68 appears to be missing words. Please revise for accuracy.
55.	Income Multiplier Benefit.
a.
The disclosure in the first sentence of the second full paragraph on page 69 states, “The Income Multiplier Benefit is not available before the Income Benefit Date, or before the income multiplier benefit wait period expires.” Please state when the waiting period expires.

b.	When the Income Period Ends. If Income Payments must stop on the maximum Annuity Date, and convert to Annuity payments, please disclose.
Responses:
50.	Revised as requested.
51.	Revised as requested.
52.a
The Cap is an upper limit on performance, and not an investor benefit that would be harmed by executing a Performance Lock on a multi-year Term Index Option in order to begin Income Payments. We have instead revised the last sentence on page 63 to state, “This means you may not receive the full benefit of the Credit that you would have received if you had waited until the Term End Date to begin Income Payments.”

52.b          Revised as requested.
53.a          Revised as requested.
53.b          Revised as requested.
54.a	Revised as requested.
54.b          Revised as requested.

55.a
The income multiplier benefit wait period is a term that is included in the Income Benefit Supplement, so it can differ depending on when an investor purchases a Contract. We disclose this in the definition of Income Benefit Supplement in the Glossary; in the Summary under “How Does the Income Benefit Work?”; and in the Risk Factors section under “Risk of Change to the Income Benefit Supplement Prior to the Issue Date”, and in this section on page 69 just above the Example:

The income multiplier factor and income multiplier benefit wait period are stated in the Income Benefit Supplement.
55.b          Revised as requested.
DEATH BENEFIT
56.
Maximum Anniversary Value. In the third bullet point of the section entitled, “During the Income Period” on page 71, the disclosure states, “Taking Income Payments and Excess Withdrawals may also cause your selected death benefit to end prematurely.” Please discloses how taking Income Payments may cause the death benefit to end.

Response:
56.	We removed reference to Income Payments from this disclosure.
TAXES
57.	Taxation of Annuity Contracts.
a.	Please describe the potential tax consequences of deducting advisory fees from Contract Value.
b.	Please revise bullet point eight to state, “Income Payments are taxed as partial withdrawals, before the Contract Value is reduced to zero.”
Response:
57.a          Revised as requested.
57.b          Revised as requested.
OTHER INFORMATION
58.
Distribution. According to the disclosure, the Variable Options may assess a Rule 12b-1 fee and these fees typically equal 0.25%. Since there is only one Variable Option, please tailor disclosure as applicable to the AZL Money Market Fund.

Response:
58.	Revised as requested.

Please contact Samantha Rawleigh or me with any questions or comments you may have concerning the enclosed. I can be reached at (763)765-7453. Samantha Rawleigh can be reached at (763)765-5127. Both Samantha Rawleigh and I can be reached at the following address:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416.
Sincerely,
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
By:      /s/ Erik T. Nelson
Erik T. Nelson
    Associate General Counsel, Senior Counsel

cc:  Samantha Rawleigh

August 4, 2021

Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC  20549

Re:            Allianz Life Insurance Company of North America
Pre-Effective Amendment No. 1 to the Registration Statement on Form S-1 (Index Advantage Income ADV)
File No. 333-255386

Dear Sir/Madam:

Pursuant to Rule 461 under the Securities Act of 1933, the Registrant, Allianz Life Insurance Company of North America and the principal underwriter, Allianz Life Financial Services, LLC, respectfully request that the effective date of the above-referenced Pre-Effective Amendment, filed on August 4, 2021, be accelerated and that the Amendment be declared effective on August 12, 2021, or as soon thereafter as may be practicable.

If you have any questions or comments, please feel free to contact Erik Nelson at 763/765-7453 or erik.nelson@allianzlife.com.

Sincerely,

Allianz Life Insurance Company of North America

By:     /s/ Erik Nelson

      Erik Nelson, Associate General Counsel, Senior Counsel

Allianz Life Financial Services, LLC

By:   /s/ Kristine M. Lord-Krahn
     ______________________________________________
     Kristine M. Lord-Krahn, Chief Legal Officer and Secretary
Allianz Life Insurance Company of North America, 5701 Golden Hills Drive, Minneapolis, MN 55416-1297